Filed Pursuant to Rule 497
Registration No. 333-166636

Supplement No. 3, dated November 4, 2013
to
Prospectus dated May 14, 2013

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of Business Development Corporation of America, which we refer to as the Company, our, us or we, dated May 14, 2013, or the Prospectus, as supplemented by Supplement No. 1 dated July 2, 2013 and Supplement No. 2 dated August 23, 2013.

You should carefully consider the “Risk Factors” beginning on page 30 of the Prospectus before you decide to invest.

INCREASE IN PUBLIC OFFERING PRICE

On October 29, 2013, our board of directors approved an increase to our public offering price from $11.10 per share to $11.20 per share. This increase became effective with our semi-monthly closing, which occurred on November 1, 2013. This public offering price increase is consistent with our pricing policy, which ensures that our net offering price is not less than our net asset value per share.

INCREASE IN ANNUALIZED DISTRIBUTION

On October 29, 2013, our board of directors approved an increase to our annualized distribution, in order to continue to pay a 7.75% annualized distribution rate, based upon the increase to our public offering price to $11.20 per share. As previously announced, we intend to sustain an annualized distribution rate of 7.75% in relation to our current public offering price with each subsequent public offering price increase, subject to approval by our board of directors.

AMENDMENT TO CREDIT FACILITY

In connection with the increase of maximum aggregate borrowings under our credit facility with Wells Fargo Bank, National Association and Wells Fargo Securities, LLC from $100.0 million to $200.0 million, this supplement revises the disclosure in the Prospectus as follows:

•	The third to last bullet on page 7 of the Prospectus, as supplemented, is hereby replaced with t following disclosure.

“Through a wholly-owned financing subsidiary, we have entered into a revolving credit facility with Wells Fargo Bank, National Association that provides for borrowings in an aggregate principal amount of up to $200.0 million on a committed basis, with a term of 60 months. In addition, through a wholly-owned financing subsidiary, we have entered into a total return swap agreement, or TRS, with Citibank, N.A., or Citi, that has a maximum aggregate notional value of $350.0 million. In connection with these agreements, we are exposed to the risks of borrowing, also known as leverage, which may be considered a speculative investment technique. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested, therefore increasing the risks associated with investing in our securities. Moreover, any assets we may acquire with leverage will be subject to management fees payable to our Adviser.”

•	The following disclosure is hereby added as the last sentence of the first paragraph under “Financing Arrangements” on page 13 of the Prospectus.

“On September 9, 2013, we increased the maximum aggregate borrowings under the credit facility from $100.0 million to $200.0 million.”

•	The third full paragraph under “Risks Relating to Debt Financing” on page 43 of the Prospectus, as supplemented, is hereby replaced with the following disclosure.

“We have entered into the Credit Facility with Wells Fargo which provides for borrowings in an aggregate principal amount of up to $200.0 million on a committed basis, with a term that extends through April 26, 2018 and a total return swap with Citi which provides us with exposure to a portfolio of loans with a maximum aggregate market value of $350 million. In connection with entering into the Credit Facility, we completely repaid the revolving credit facility we had with Main Street Capital Corporation. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Liquidity and Capital Resources” for more information about these financing arrangements.”

•	The first paragraph under the risk factor “We have entered into a revolving credit facility with Wells Fargo that contains various covenants which, if not complied with, could accelerate repayment under the credit facility, thereby materially and adversely affecting our liquidity, financial condition, results of operations and our ability to pay distributions to our stockholders” is hereby replaced with the following disclosure.

“On July 24, 2012, we, through a newly-formed, wholly-owned, special purpose financing subsidiary, Funding Sub, entered into the Credit Facility with Wells Fargo and U.S. Bank National Association, as collateral agent, account bank and collateral custodian. The Credit Facility was amended on April 26, 2013 to provide for borrowings in an aggregate principal amount of up to $100.0 million on a committed basis, with a term extending through April 26, 2018. On September 9, 2013, we increased the maximum aggregate borrowings under the credit facility from $100.0 million to $200.0 million. As of June 30, 2013, we had aggregate borrowings under the Credit Facility of $22.2 million.”

•	The following disclosure is hereby added as the last sentence of the first paragraph under “Wells Fargo Credit Facility” on page 75 of the Prospectus.

“The Credit Facility was amended on April 26, 2013 to provide for borrowings in an aggregate principal amount of up to $100.0 million on a committed basis, with a term extending through April 26, 2018. On September 9, 2013, we increased the maximum aggregate borrowings under the credit facility from $100.0 million to $200.0 million.”

AMENDMENT TO TOTAL RETURN SWAP AGREEMENT

In connection with the increase of the Company’s total exposure under its total return swap agreement with Citibank, N.A. from $275.0 million to $350.0 million, this supplement revises the disclosure in the Prospectus as follows (with certain revisions relating to the total return swap amendment being contained above in “Amendment to Credit Facility”):

•	The following disclosure is hereby added as the last sentence of the second paragraph under “Financing Arrangements” on page 13 of the Prospectus, as supplemented.

“On October 15, 2013, we further increased the maximum aggregate market value under the TRS from $275.0 million to $350.0 million.”

•	The risk entitled “We have entered into a total return swap agreement which exposes us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage” on pages 43 – 44 of the Prospectus, as supplemented, is hereby replaced with the following disclosure.

“We have entered into a total return swap agreement which exposes us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.

On July 13, 2012, we, through our wholly-owned subsidiary, 405 Sub, entered into a TRS with Citi, which we subsequently amended on October 17, 2012, December 7, 2012, May 10, 2013, July 18, 2013 and October 15, 2013, increasing the maximum possible exposure under the TRS to $350.0 million.

A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in the market value of the assets underlying the total return swap, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate. The Agreement effectively adds leverage to our portfolio by providing investment exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. The Agreement enables us, through our ownership of 405 Sub, to obtain the economic benefit of owning the loans subject to the Agreement, without actually owning them, in return for an interest-type payment to Citi. The Agreement is subject to market risk and liquidity risk.

The obligations under the Agreement are non-recourse to us and our exposure to the Agreement is limited to the amount that we contribute to 405 Sub in connection with the Agreement. Generally, that amount will be the amount that 405 Sub is required to post as cash collateral for each loan (which, in most instances is approximately 25% of the market value of a loan at the time that such loan is purchased). 405 Sub may select a portfolio of loans with a maximum aggregate market value (determined at the time such loans become subject to the Agreement) of $350.0 million. The current price of any loan, from day to day, will be calculated by the calculation agent, Citi, as net cash proceeds that would be received from the sale on such date of determination, less the related costs of assigning that obligation.

405 Sub will pay interest to Citi for each loan at a rate equal to one-month LIBOR plus 1.20% per annum. Upon the termination or repayment of any loan selected by 405 Sub under the Agreement, 405 Sub may deduct the appreciation of such loan’s value from any interest owed to Citi or pay the depreciation amount to Citi in addition to remaining interest payments.

In addition to customary events of default and termination events included in the form ISDA 2002 Master Agreement, the Agreement contains the following and other customary termination events: (a) a failure to post initial cash collateral or additional cash collateral as required by the Agreement; (b) a default by 405 Sub or us with respect to indebtedness in an amount equal to or greater than the lesser of $10.0 million and 2% of our NAV at such time; (c) a merger of 405 Sub or us meeting certain criteria; (d) either us or 405 Sub amending its constituent documents in a manner that has or could reasonably be expected to have a material adverse effect; (e) our ceasing to be the sole owner of 405 Sub; (f) our ceasing to be the investment manager of 405 Sub or having authority to enter into transactions under the total return swap on behalf of 405 Sub, and not being replaced by an entity reasonably acceptable to Citi; (g) BDCA Adviser ceasing to be our investment adviser; (h) 405 Sub failing to comply with its investment strategies or restrictions to the extent such non-compliance has or could reasonably be expected to have a material adverse effect; (i) 405 Sub becoming liable in respect of any obligation for borrowed money, other than arising under the Agreement; (j) we dissolve or liquidate; (k) there occurs, without the prior consent of Citi, any material change to or departure from our policies or the policies of 405 Sub that may not be changed without the vote of our stockholders and that relates to 405 Sub’s performance of its obligations under the Agreement; and (l) we violate certain provisions of the 1940 Act or our election to be regulated as a BDC is revoked or withdrawn.

Citi may terminate any individual loan on or after July 13, 2015. However, if at any time, any particular loan fails to meet certain criteria set forth in the Agreement, and such failure continues for 30 days, Citi will have the right to terminate that loan or the entire agreement with at least 10 days’ notice and 405 Sub would be required to pay certain breakage costs to Citi. 405 Sub may terminate the Agreement prior to July 13, 2015 but would be required to pay certain termination fees.”

UPDATE ON QUARTERLY TENDER OFFERS

•	The second paragraph and accompanying table under “Share Repurchase Program” on page 145 of the Prospectus, as supplemented, are hereby replaced with the following disclosure.

“To provide our stockholders with limited liquidity, we intend to conduct quarterly tender offers pursuant to our share repurchase program. The first such tender offer commenced in September 2012 and the repurchase occurred in connection with our October 1, 2012 closing. The following table reflects certain information regarding the quarterly tender offers that we have conducted to date:

Quarterly Offer Date	Repurchase Date	Shares Repurchased	Repurchase Price Per Share	Aggregate Consideration for Repurchased Shares (in thousands)
September 12, 2012	October 8, 2012	0	$9.7125	$0
December 13, 2012	January 15, 2013	10,732	$9.8975	$106.22
March 27, 2013	April 25, 2013	29,624	$10.18	$301.58
July 15, 2013	August 13, 2013	30,365.3	$10.18	$308.97
October 22, 2013*

*	Such tender offer is pending. The expected repurchase date is November 21, 2013.”

INVESTMENT PORTFOLIO

We intend to add to our portfolio as the offering progresses. The following are our investment portfolio and portfolio of assets subject to the total return swap, or TRS, with Citibank, N.A., as of October 31, 2013:

Balance Sheet Port

Portfolio Company	Type of Investment	Industry Classification	Principal
Adventure Interactive Corp.	Senior Secured First Lien Debt	Services: Business	20,000,000.00
American Dental Partners, Inc.	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	3,909,661.24
American Importing Company, Inc.	Senior Secured First Lien Debt	Beverage, Food & Tobacco	10,972,500.00
Avaya, Inc.	Senior Secured First Lien Debt	Telecommunications	3,944,425.07
BBTS Borrower LP	Senior Secured First Lien Debt	Energy: Oil & Gas	5,970,000.00
Carlyle GMS Finance, Inc.	Equity/Other	Banking, Finance, Insurance & Real Estate	2,097,334.46
Catamaran CLO 2013-1 Ltd. Subordinated Notes	Collateralized Securities	Banking, Finance, Insurance & Real Estate	25,000,000.00
Clover Technologies Group, LLC (aka 4L Holdings)	Senior Secured First Lien Debt	Environmental Industries	4,288,270.01
Creative Circle, LLC	Senior Secured First Lien Debt	Services: Business	8,258,426.95
CREDITCORP	Senior Secured Second Lien Debt	Banking, Finance, Insurance & Real Estate	13,250,000.00
Crowley Holdings, Inc.	Equity/Other	Transportation: Cargo	25,000,000.00
CST Industries, Inc.	Senior Secured First Lien Debt	Construction & Building	3,750,000.00
EIG Investors Corp.	Senior Secured First Lien Debt	Services: Business	3,314,650.75
Epic Health Services	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	14,000,000.00
Eureka Hunter Holdings, LLC	Senior Secured Second Lien Debt	Energy: Oil & Gas	5,000,000.00
Excelitas Technologies Corp.	Senior Secured First Lien Debt	High Tech Industries	7,500,000.00

Portfolio Company	Type of Investment	Industry Classification	Principal
Expera Specialty Solutions, LLC	Senior Secured First Lien Debt	Forest Products & Paper	7,980,000.00
EZE Trucking, Inc.	Senior Secured First Lien Debt	Transportation: Cargo	12,455,357.14
FairPay Solutions Inc. Term Loan A	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	2,350,033.27
FairPay Solutions Inc. Term Loan B	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	7,500,000.00
Garrison Funding 2013 - 1 Ltd. Subordinated Notes	Collateralized Securities	Banking, Finance, Insurance & Real Estate	15,000,000.00
Global Telecom & Technology, Inc.	Senior Secured First Lien Debt	Telecommunications	7,800,000.00
Gold, Inc.	Subordinated Debt	Consumer Goods: Non-durable	12,121,640.04
H.D. Vest, Inc.	Senior Secured Second Lien Debt	Services: Business	8,750,000.00
Ikaria Acquisitions Inc.	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	5,925,000.00
Jackson Hewitt, Inc.	Senior Secured First Lien Debt	Services: Business	13,328,125.00
JMP Credit Advisors CLO II Ltd. Subordinated Notes	Collateralized Securities	Banking, Finance, Insurance & Real Estate	6,000,000.00
K2 Pure Solutions Nocal, L.P.	Senior Secured First Lien Debt	Chemicals, Plastics & Rubber	10,000,000.00
Linc Energy Finance USA, Inc.	Senior Secured Second Lien Debt	Energy: Oil & Gas	9,000,000.00
MBLOX Inc.	Senior Secured Second Lien Debt	Telecommunications	7,000,000.00
MBLOX Inc. – Warrants	Equity/Other	Telecommunications	1,530,547.00
MC Funding Ltd. Preferred Shares	Collateralized Securities	Banking, Finance, Insurance & Real Estate	4,000,000.00
Miller Heiman	Senior Secured First Lien Debt	Services: Business	15,250,000.00
Mitel Networks Corp.	Senior Secured First Lien Debt	Telecommunications	3,980,000.00
NCP Finance Limited Partnership	Senior Secured Second Lien Debt	Banking, Finance, Insurance & Real Estate	8,000,000.00
NewStar Arlington Fund, LLC	Equity/Other	Banking, Finance, Insurance & Real Estate	30,000,000.00
NextCare	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	10,219,573.26
NXT Capital	Senior Secured First Lien Debt	Banking, Finance, Insurance & Real Estate	10,000,000.00
PennantPark Credit Opportunity Fund LP	Equity/Other	Banking, Finance, Insurance & Real Estate	10,000,000.00
Precision Dermatology, Inc. – Warrants	Equity/Other	Healthcare & Pharmaceuticals	217,770.00
Premier Dental Services Inc.	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	3,970,003.41
Pre-Paid Legal Services, Inc.	Senior Secured First Lien Debt	Services: Consumer	7,704,892.46
RedPrairie Corp	Senior Secured First Lien Debt	High Tech Industries	1,985,000.00

Portfolio Company	Type of Investment	Industry Classification	Principal
Riverboat Corp. of Mississippi	Senior Secured First Lien Debt	Hotel, Gaming & Leisure	10,000,000.00
S.B. Restaurant Co., Inc.	Subordinated Debt	Beverage, Food & Tobacco	4,049,913.88
S.B. Restaurant Co., Inc. – Warrants	Equity/Other	Beverage, Food & Tobacco	347.80
Shackleton 2013-IV CLO, LTD.	Collateralized Securities	Banking, Finance, Insurance & Real Estate	20,000,000.00
SkyCross, Inc.	Senior Secured Second Lien Debt	High Tech Industries	5,000,000.00
Source Refrigeration & HVAC, Inc.	Senior Secured First Lien Debt	Services: Business	2,819,732.14
Teleflex Marine, Inc.	Senior Secured Second Lien Debt	Hotel, Gaming & Leisure	3,332,000.00
Telligent Systems, Inc.	Senior Secured Second Lien Debt	Services: Business	5,000,000.00
Telligent Systems, Inc.	Subordinated Debt	Services: Business	2,000,000.00
Telligent Systems, Inc. – Warrants (Second Lien Debt)	Equity/Other	Services: Business	535,000.00
Telligent Systems, Inc. – Warrants (Third Lien Bridge Note)	Equity/Other	Services: Business	1,000,000.00
Tennenbaum Waterman Fund, L.P.	Equity/Other	Banking, Finance, Insurance & Real Estate	8,645,247.36
The SAVO Group, Ltd.	Subordinated Debt	High Tech Industries	5,000,000.00
The SAVO Group, Ltd. – Warrants	Equity/Other	High Tech Industries	103,500.00
The Tennis Channel Holdings, Inc.	Senior Secured First Lien Debt	Media: Broadcasting & Subscription	15,208,895.56
THL Credit Greenway Fund II LLC	Equity/Other	Banking, Finance, Insurance & Real Estate	9,334,804.83
Trinity Consultants Holdings, Inc.	Senior Secured First Lien Debt	Environmental Industries	3,101,438.52
United Central Industrial Supply Company, LLC	Senior Secured First Lien Debt	Metals & Mining	3,960,000.00
Varel International Energy Mezzanine Funding Corp.	Subordinated Debt	Energy: Oil & Gas	10,289,396.20
Vestcom Acquisition, Inc.	Subordinated Debt	Media: Advertising, Printing & Publishing	7,500,000.00
WBL SPE I, LLC	Senior Secured First Lien Debt	Banking, Finance, Insurance & Real Estate	3,750,000.00
World Business Lenders, LLC	Equity/Other	Banking, Finance, Insurance & Real Estate	3,750,000.00
Xplornet Communications, Inc.	Subordinated Debt	Telecommunications	10,000,000.00
Zimbra, Inc.	Senior Secured Second Lien Debt	Services: Business	1,000,000.00
			523,703,486.35

TRS Portfolio

Portfolio Company	Type of Investment	Industry Classification	Principal
AM General LLC	Senior Secured First Lien Debt	Aerospace and Defense	6,825,000.00
American Dental Partners, Inc.	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	3,400,794.38
Amneal Pharmaceuticals LLC	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	12,000,000.00
BBTS Borrower LP	Senior Secured First Lien Debt	Energy: Oil & Gas	18,905,000.00
Clover Technologies Group, LLC (aka 4L Holdings)	Senior Secured First Lien Debt	Environmental Industries	7,188,462.49
Corner Investment Propco, LLC	Senior Secured First Lien Debt	Hotel, Gaming & Leisure	9,000,000.00
EIG Investors Corp.	Senior Secured Second Lien Debt	Services: Business	4,000,000.00
Excelitas Technologies Corp.	Senior Secured First Lien Debt	High Tech Industries	17,500,000.00
Expera Specialty Solutions, LLC	Senior Secured First Lien Debt	Forest Products & Paper	6,982,500.00
Harrah's Entertainment Inc.	Senior Secured First Lien Debt	Hotel, Gaming & Leisure	12,000,000.00
Hearthside Food Solutions, LLC	Senior Secured First Lien Debt	Beverage, Food & Tobacco	5,443,773.52
Ikaria Acquisitions Inc.	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	13,825,000.00
Jackson Hewitt, Inc.	Senior Secured First Lien Debt	Services: Business	9,265,625.00
Jacobs Entertainment, Inc.	Senior Secured First Lien Debt	Hotel, Gaming & Leisure	3,960,000.00
Keystone Automotive Operations, Inc.	Senior Secured First Lien Debt	Automobile	10,000,000.00
Liquidnet Holdings, Inc.	Senior Secured First Lien Debt	Banking, Finance, Insurance & Real Estate	8,287,500.00
Miller Heiman	Senior Secured First Lien Debt	Services: Business	13,750,000.00
Mitel Networks Corp.	Senior Secured First Lien Debt	Telecommunications	5,970,000.00
Mortgage Contracting Services	Senior Secured First Lien Debt	Services: Business	15,000,000.00
NCP Finance Limited Partnership	Senior Secured Second Lien Debt	Banking, Finance, Insurance & Real Estate	10,000,000.00
NXT Capital LLC	Senior Secured First Lien Debt	Banking, Finance, Insurance & Real Estate	10,000,000.00
Orchard Acquisition Company, LLC	Senior Secured First Lien Debt	Banking, Finance, Insurance & Real Estate	10,952,173.92
Plato Learning, Inc.	Senior Secured First Lien Debt	Media: Advertising, Printing & Publishing	2,406,250.00
Plato Learning, Inc.	Senior Secured Second Lien Debt	Media: Advertising, Printing & Publishing	2,000,000.00
Premier Dental Services, Inc.	Senior Secured First Lien Debt	Healthcare & Pharmaceuticals	4,962,504.26
Pre-Paid Legal Services, Inc.	Senior Secured First Lien Debt	Services: Consumer	13,370,161.29
RedPrairie Corp.	Senior Secured Second Lien Debt	High Tech Industries	8,000,000.00
St. George's University Scholastic Services LLC	Senior Secured First Lien Debt	Services: Consumer	6,876,957.78

Portfolio Company	Type of Investment	Industry Classification	Principal
STG-Fairway Acquisitions, Inc.	Senior Secured First Lien Debt	Capital Equipment	11,965,000.00
United Central Industrial Supply Company, LLC	Senior Secured First Lien Debt	Metals & Mining	4,950,000.00
US Shipping LLC	Senior Secured First Lien Debt	Transportation: Cargo	11,970,000.00
Varel International Ind., LP	Senior Secured First Lien Debt	Energy: Oil & Gas	4,887,500.00
Vestcom Acquisition, Inc.	Senior Secured First Lien Debt	Media: Advertising, Printing & Publishing	7,443,750.00
			293,087,952.64
Grand Total			816,791,438.99